Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2003
Check here if Amendment [x]; Amendment
Number: 29
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD May 6, 2003





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
51
Form 13F Information Table Value Total:
$145,347
List of Other Included Managers:
NONE





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
Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     201     17,200      SH          SOLE                 17,200
Baker Michael Corp      Com        057149106   2,634    305,587      SH          SOLE                305,587
Bostonfed Bancorp       Com        101178101     533     23,331      SH          SOLE                 23,331
Burlington Res Inc.     Com        122014103   1,411     29,580      SH          SOLE                 29,580
Chesapeake Utilities    Com        165303108     193     10,275      SH          SOLE                 10,275
CIT Group               Com        125581108   1,342     79,575      SH          SOLE                 79,575
Columbia Bankcorp       Com        197227101     294     12,000      SH          SOLE                 12,000
EOG Res Inc.            Com        26875P101   1,840     46,522      SH          SOLE                 46,522
Emcor Group             Com        29084Q100   6,123    126,895      SH          SOLE                126,895
Emerson Elec Co.        Com        291011104   1,668     36,785      SH          SOLE                 36,785
Farge Electronics       Com        30744P102   2,260    221,600      SH          SOLE                221,600
Federal Signal          Com        313855108   1,208     85,100      SH          SOLE                 85,100
Griffon Corp.           Com        398433102   1,437    111,400      SH          SOLE                111,400
Insituform Tech         CLA        457667103   4,364    324,450      SH          SOLE                324,450
John Hancock Bk      SHBENINT      409735107   2,060    294,225      SH          SOLE                294,225
Middleby                Com        596278101   6,299    570,600      SH          SOLE                570,600
Nabi Biopharmac         Com        629519109   5,216    869,250      SH          SOLE                869,250
NiSource Inc.           Com        65473P105   3,175    174,475      SH          SOLE                174,475
PartnerRe Holdings      Com        G6852T105   6,167    122,723      SH          SOLE                122,723
PFF Bancorp             Com        69331W104   1,322     41,200      SH          SOLE                 41,200
PPL Corporation         Com        69351T106   6,939    194,850      SH          SOLE                194,850
Pentair                 Com        709631105     353     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     231     10,000      SH          SOLE                 10,000
Resource Bankshares     Com        76121R104     248     11,000      SH          SOLE                 11,000
SCS Transn              Com        81111T102     298     28,200      SH          SOLE                 28,200
Southern Finl Bancorp   Com        842870107     755     25,299      SH          SOLE                 25,299
SunTrust Bks            Com        867914103   2,455     46,625      SH          SOLE                 46,625
Tredegar Corp.          Com        894650100     342     28,600      SH          SOLE                 28,600
Urstadt Biddle Pptys    CLA        917286205     899     75,000      SH          SOLE                 75,000
Washington Mutual       Com        939322103   3,672    104,102      SH          SOLE                104,102
Waste Industries        Com        941057101   1,440    227,500      SH          SOLE                227,500
Yardville Nat'l         Com        985021104   1,224     71,950      SH          SOLE                 71,950
Adaptec            Note 4.75 2/0   00651FAC2   3,652  3,652,000      PRN         SOLE              3,652,000
Ameritrade Hldg    Note 5.75 8/0   03072HAB5     485    500,000      PRN         SOLE                500,000
Arbor Software     Note 4.5  3/1   038918AC2   7,218  7,319,000      PRN         SOLE              7,319,000
Atmel Corp.        SDCV      4/2   049513AC8   1,078  2,441,000      PRN         SOLE              2,441,000
Avaya              Note     10/3   053499AA7   2,029  4,488,000      PRN         SOLE              4,488,000
Calpine            Note 4.0 12/2   131347BA3   1,330  2,000,000      PRN         SOLE              2,000,000
Ciena Corp.        Note 3.75 2/0   171779AA9   2,340  3,122,000      PRN         SOLE              3,122,000
Citrix Systems     SDCV      3/2   177376AB6   4,451 10,090,000      PRN         SOLE             10,090,000
Corning            DBCV     11/0   219350AJ4   4,038  5,909,000      PRN         SOLE              5,909,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   6,380  9,053,000      PRN         SOLE              9,053,000
LSI LOgic          Note 4.25 3/1   502161AD4   4,181  4,232,000      PRN         SOLE              4,232,000
ONI Systems        Note 5.0 10/1   68273FAA1   5,377  5,693,000      PRN         SOLE              5,693,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   5,925  8,448,000      PRN         SOLE              8,448,000
Sepracor           SDCV 7.0 12/1   817315AH7  10,392 11,483,000      PRN         SOLE             11,483,000
Shaw Group         Note      5/0   820280AC9  12,365 19,443,000      PRN         SOLE             19,443,000
Solectron Corp.    Note      5/0   834182AK3     488    786,000      PRN         SOLE                786,000
TranSwitch         Note 4.5  9/1   894065AB7   1,958  3,295,000      PRN         SOLE              3,295,000
Vishay Inter Tech  Note      6/0   928298AD0   1,964  3,500,000      PRN         SOLE              3,500,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,093  1,157,000      PRN         SOLE              1,157,000